Lease Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases [Abstract]
Lease Agreements
7.	Lease Agreements
2024 Lease
The Company was a party to a non-cancellable facility lease for approximately 80,168 square feet of laboratory and office space in San Diego, California (the 2024 Lease). The 2024 Lease had an initial lease term of 120 months, which commenced in November 2024, and provided the Company with the right to extend the term for an additional 60 months at expiry, which was not included in the lease term used for measurement. The 2024 Lease included obligations to make base rent payments and additional variable lease payments for the Company’s allocated share of variable costs associated with the operation and management of the property, which included utilities, property taxes, common area maintenance, and amenities costs. The 2024 Lease provided for a rent abatement period through July 2025.
The Company recorded an operating lease liability based on the present value of the lease payments using an estimated incremental borrowing rate of approximately 8.3%, as the 2024 Lease did not have a stated rate and the implicit rate was not readily determinable, and a corresponding right-of-use (ROU) asset. Management exercised judgment in estimating the incremental borrowing rate and in determining the lease term. The renewal option was evaluated at lease commencement and excluded from the lease term, as the Company was not reasonably certain to exercise the option.
The Company was required to maintain a security deposit under the 2024 Lease in the form of a standby letter of credit, which was collateralized by a restricted cash deposit of approximately $0.5 million. In April 2026, in connection with the termination described below, the Landlord drew on the letter of credit, and the related restricted cash was released. As of June 30, 2026, the Company had no restricted cash associated with the 2024 Lease.
Lease Termination and Facility Exit Costs
In April 2026, the Company entered into an Agreement for Termination of Lease and Voluntary Surrender of Premises (the Termination Agreement) with ARE-10933 North Torrey Pines, LLC (the Landlord), pursuant to which the parties agreed to terminate the 2024 Lease for the Company’s headquarters facility, located at 10955 Alexandria Way, San Diego, California, effective May 31, 2026. The original lease term, which would have run through October 2034, was shortened by approximately 100 months. In connection with the early termination, the Company paid a non-refundable termination payment of $10.0 million to the Landlord on April 10, 2026, and the Landlord retained the Company’s security deposit (in the form of a letter of credit) of approximately $0.5 million. Total termination consideration was $10.5 million.

The early termination was accounted for as a lease modification that shortened the lease term under ASC 842. As of the modification date, the Company remeasured the lease liability to $11.7 million, representing the present value of the remaining lease payments, including the $10.5 million termination consideration, and reduced the ROU asset by an amount equal to the change in the lease liability. Because the ROU asset remained positive after the adjustment, no gain or loss was recognized at the modification date. The termination consideration is recognized as operating lease cost over the two-month
wind-down period ended May 31, 2026 through amortization of the modified ROU asset, resulting in wind-down operating lease cost of $6.2 million included in operating expenses in the condensed statements of operations for the three and six months ended June 30, 2026.
In connection with the early termination, the Company shortened the estimated useful lives of leasehold improvements at the facility to coincide with the May 31, 2026 termination date, resulting in accelerated depreciation of approximately $0.8 million included in operating expenses in the condensed statements of operations. The Company also recognized impairment losses on furniture and fixtures of $1.4 million and laboratory equipment of $0.2 million, as these assets will not be relocated from the facility. These impairment losses, totaling $1.6 million, are included in operating expenses
in the condensed statements of operations for the three and six months ended June 30, 2026.
Cash outflows related to the early termination and wind-down totaled approximately $11.2 million during the six months ended June 30, 2026, consisting of the $10.0 million termination payment and $1.2 million of monthly rent for the April–May wind-down period, and are classified within operating activities in the condensed statements of cash flows. The Landlord’s $0.5 million draw on the letter of credit collateralizing the Company’s security deposit is reflected as a reduction in restricted cash within the reconciliation of cash, cash equivalents, and restricted cash.
By the May 31, 2026 termination date, the modified ROU asset had been fully amortized and the modified operating lease liability had been fully settled. Accordingly, the Company had no ROU asset or operating lease liability related to the 2024 Lease as of June 30, 2026.
New Headquarters Lease
In April 2026, the Company entered into a lease for approximately 10,822 square feet of office and laboratory space in La Jolla, California (the 2026 Lease), to serve as its successor headquarters facility. The 2026 Lease has a term of 12 months and provides for fixed rent of approximately $56,000 per month, with the Company’s allocated share of operating costs (including utilities, property taxes, common area maintenance, and similar charges) treated as variable lease payments. The Company paid a security deposit of approximately $77,000, which is recorded within prepaid expenses and other current assets in the condensed balance sheet as of June 30, 2026.
Because the 2026 Lease has a term of 12 months or less and does not include an option to purchase the underlying asset that the Company is reasonably certain to exercise, the Company elected the short-term lease exception under ASC
842-20-25-2.
Accordingly, the Company did
not
record a ROU asset or lease liability for the 2026 Lease and recognizes lease payments as short-term lease cost on a straight-line basis over the lease term.
Lease Cost
Lease expense for the three months ended June 30, 2026 and 2025 totaled approximately $6.7 million and $2.4 million, respectively, consisting of operating lease cost of approximately $6.2 million and $1.8 million, short-term lease cost of approximately $46,000 and $0, and variable lease cost of approximately $0.4 million and $0.6 million, respectively. Lease expense for the six months ended June 30, 2026 and 2025 totaled approximately $9.2 million and $4.7 million, respectively, consisting of operating lease cost of approximately $8.1 million and $3.7 million, short-term lease cost of approximately $46,000 and $0, and variable lease cost of approximately $1.1 million and $1.0 million, respectively.
The Company paid approximately $13.4 million and $0.1 million for amounts included in the measurement of its operating lease liabilities for the six months ended June 30, 2026 and 2025, respectively (2026 consisting of the $10.5 million termination consideration and $2.9 million of monthly rent); all such amounts were included within operating activities in the condensed statements of cash flows.
Lease Commitments
As of June 30, 2026, the Company had no operating lease ROU assets or operating lease liabilities recorded in its condensed balance sheet, as the 2024 Lease was terminated effective May 31, 2026 and the 2026 Lease qualifies for the short-term lease exception. Accordingly, the Company had no future undiscounted operating lease payment obligations, weighted-average remaining lease term, or weighted-average discount rate to disclose as of June 30, 2026.
As of December 31, 2025, the 2024 Lease was the Company’s only lease. The operating lease liability was $49.0 million, the weighted-average remaining lease term was 8.8 years, and the weighted-average discount rate was 8.3%.

7.	Lease Agreements
2024 Lease
The Company is a party to a non-cancellable facility lease for approximately 80,168 square feet of lab and office space in San Diego, California (the 2024 Lease). The 2024 Lease has an initial lease term of 120 months, which commenced in November 2024; the lease also provides the Company with the right to extend the lease term for an additional 60 months at expiry, which has not been included in the lease term used for measurement. The 2024 Lease includes obligations to make base rent payments and additional variable lease payments for the Company’s allocated share of variable costs associated with the operation and management of the property, which include utilities, property taxes, common area maintenance, and amenities costs. The lease provided for a rent abatement period through July 2025.
The Company is required to maintain a security deposit under the 2024 Lease in the form of a standby letter-of-credit. This letter of credit is collateralized by a restricted cash deposit at the Company’s bank of approximately $0.6 million, which is included in long-term other assets in the balance sheet. The 2024 Lease does not contain any material residual value guarantees or material restrictive financial covenants. See the table below for information about the Company’s future undiscounted operating lease payment obligations under the 2024 Lease as of December 31, 2025, exclusive of future variable lease costs.

The Company recorded an operating lease liability for this obligation based on the present value of the lease payments using an estimated incremental borrowing rate of approximately 8.3%, as the 2024 Lease does not have a stated rate and the implicit rate was not readily determinable, and a right-of-use
(ROU) asset based on the corresponding operating lease liability. Management exercised judgment in estimating the incremental borrowing rate and in determining the lease term. The renewal option was evaluated at lease commencement and excluded from the lease term, as the Company is not reasonably certain to exercise the option. The net ROU asset and associated lease liability are reflected in the Company’s balance sheet as of December 31, 2025 and 2024.
Operating leases
As of December 31, 2025, the 2024 Lease, which expires in October 2034, was the Company’s only lease. The Company previously was a party to a non-cancellable
operating lease for the rental of other lab and office space in San Diego, California, which served as its prior corporate headquarters and for which the lease term ended in November 2024. Lease expense related to the 2024 Lease and the lease agreement for the Company’s prior corporate headquarters totaled approximately $9.6 million and $4.0 million for the years ended December 31, 2025 and 2024, respectively, and included operating lease costs of $7.3 million and $3.6 million, and variable lease costs of $2.3 million and $0.4 million, respectively.
The Company paid $2.6 million in cash for amounts included in operating lease liabilities, which was included in the operating activities section of the statements of cash flows, for each of the years ended December 31, 2025 and 2024. The remaining lease term and discount rate for the 2024 Lease were 8.8 years and 8.3%, respectively, as of December 31, 2025, and 9.8 years and 8.3%, respectively, as of December 31, 2024 (the calculations of remaining lease term excludes the renewal option). Future undiscounted operating lease payments under the 2024 Lease as of December 31, 2025, exclusive of future variable lease payments, are as follows (in thousands):

Year ending December 31,
2026	$7,052
2027	7,255
2028	7,465
2029	7,680
2030	7,902
Thereafter	32,465

Total undiscounted operating lease payments	$69,819
Less: Amount representing interest	(20,784)

Operating lease liabilities	$49,035